Notes to the Consolidated Statements of Financial Position	12 Months Ended
Dec. 31, 2025
Notes to the Consolidated Statements of Financial Position [Abstract]
Notes to the consolidated statements of financial position

D. Notes to the consolidated statements of financial position

1. Property and equipment

Property and equipment
Cost
At January 1, 2024	1,491,525
Additions	22,723
Exchange differences	25,822
At December 31, 2024	1,540,070
Additions	108,257
Disposals	(61,268)
Exchange differences	(50,001)
At December 31, 2025	1,537,058

Accumulated depreciation
At January 1, 2024	(1,201,948)
Depreciation charge for the year	(56,077)
Exchange differences	(25,765)
At December 31, 2024	(1,283,790)
Depreciation charge for the year	(61,207)
Disposals	47,254
Exchange differences	50,001
At December 31, 2025	(1,247,741)

Net book value
At December 31, 2024	256,280
At December 31, 2025	289,317

2. Right-of-use assets

	Buildings	Cars	Total
Cost		(in €)
At January 1, 2024	2,661,118	174,134	2,835,252
Additions	—	68,604	68,604
Exchange differences	20,101	—	20,101
At December 31, 2024	2,681,219	242,738	2,923,957
Additions	451,427	—	451,427
Exchange differences	(38,922)	—	(38,922)
At December 31, 2025	3,093,724	242,738	3,336,462

Accumulated depreciation
At January 1, 2024	(1,633,020)	(130,566)	(1,763,586)
Depreciation charge for the year	(353,426)	(33,427)	(386,852)
Exchange differences	(15,151)	—	(15,151)
At December 31, 2024	(2,001,597)	(163,993)	(2,165,590)
Depreciation charge for the year	(308,827)	(33,486)	(342,313)
Exchange differences	33,107	—	33,107
At December 31, 2025	(2,277,318)	(197,478)	(2,474,796)

Net book value
At December 31, 2024	679,622	78,745	758,367
At December 31, 2025	816,407	45,260	861,667

3.	Intangible assets

	Purchased IT-software	Advances paid for software	Total
Cost		(in €)
At January 1, 2024	716,130	25,977	742,107
Additions	6,607	17,541	24,148
Exchange differences	439	—	439
At December 31, 2024	723,176	43,518	766,694
Additions	39,019	—	39,019
Disposals	—	(31,582)	(31,582)
Exchange differences	(850)	—	(850)
At December 31, 2025	761,345	11,936	773,281

Accumulated amortization
At January 1, 2024	(673,289)	—	(673,289)
Amortization charge for the year	(42,185)	—	(42,185)
Exchange differences	(439)	—	(439)
At December 31, 2024	(715,913)	—	(715,913)
Amortization charge for the year	(15,963)	—	(15,963)
Exchange differences	850	—	850
At December 31, 2025	(731,026)	—	(731,026)

Net book value
At December 31, 2024	7,263	43,518	50,781
At December 31, 2025	30,319	11,936	42,255

Amortization of intangible assets is included in the line items ‘research and development expenses’ (2025: €-, 2024: €785, 2023: €858) and ‘general and administrative expenses’ (2025: €15,963, 2024: €41,400, 2023: €95,205) in the consolidated statements of operations and comprehensive loss.

4. Leases

Lease obligations consist of payments pursuant to non-cancellable lease agreements mainly relating to the Company’s leases of office space. The lease terms of the Company’s premises expire as follows: Jena, Germany in December 2028, Martinsried, Germany in July 2030 and Ann Arbor, Michigan, United States in April 2026.

Set out below, are the carrying amounts and the movements of the Group’s lease liabilities:

Lease liabilities	2025	2024
	(in €)
As of January 1	805,086	1,120,048
Additions	451,427	68,604
Payments	(357,583)	(388,114)
Short-term liability for accrued interest expense	4,768	(409)
Foreign exchange difference	(5,779)	4,959
As of December 31	897,917	805,086

The following are the amounts recognized in profit or loss:

	2025	2024	2023
		(in €)
Depreciation expense of right-of-use assets (see Note E.2.)	342,313	386,853	377,925
Interest expense on lease liabilities	36,547	19,770	19,090
Rental expense from leases	11,055	10,429	6,261
Thereof short-term leases (included in administrative expenses)	3,960	4,168	—
Thereof leases of low-value assets (included in administrative expenses)	7,095	6,261	6,261
Total amounts recognized in profit or loss	389,915	417,052	403,276

The Group had total cash outflows for leases of €0.4 million in 2025 (€0.4 million in 2024, €0.4 million in 2023).

5. Inventory

	2025	2024	2023
		(in €)
Raw material and supplies	—	82,087	423,560
Unfinished goods	—	6,758,952	10,614,159
Finished goods	—	56,627	330,087
Total	—	6,897,666	11,367,807

As of December 31, 2025, inventory amounted to €0.0 million compared to €6.9 million as of December 31, 2025.

In 2025 the Group recorded in cost of sales write downs of raw materials and supplies of €0.1 million (€0.3 million in 2024 and €0.0 million in 2023), write downs of unfinished goods of €7.1 million (€2.7 million in 2024 and €0.0 million in 2023) and write downs of finished goods of €0.3 million (€0.3 million in 2024, €0.5 million in 2023). As part of its strategic focusing the Group carried out significant reductions in Gohibic (vilobelimab) commercial spending and related functions. Due to this scale back/discontinuation of Gohibic sales activities in the United States inventory has been fully written down.

6. Other assets

	December 31, 2025	December 31, 2024
	(in €)
Non-current other assets
Prepaid expenses	151,198	204,233
Total non-current other assets	151,198	204,233
Current other assets
Prepayments on research & development projects	2,222,380	4,628,878
Prepaid expenses	923,832	354,948
Others	114,826	119,576
Total current other assets	3,261,038	5,103,402
Other assets from research allowances
Current other assets from research allowances	2,487,763	5,081,772
Total other assets from research allowances	2,487,763	5,081,772
Total other assets	5,899,999	10,389,407

As of December 31, 2025, prepayments on research and development projects amounted to €2.2 million compared to €4.6 million as of December 31, 2024, and consist of prepayments on CRO contracts.

Prepaid expenses consist mainly of prepaid D&O insurance expense for the year 2026, which will be recognized into general and administrative expenses pro rata over the year.

As of December 31, 2025 other assets from research allowances were €2.5 million compared to €5.1 million in the previous year which represent reimbursements the Company qualifies for under the German Research Allowance Act (government grants). The decrease is due to the received payment in 2025 for the years 2020 to 2024 in the amount of €5.2 million. Additional receivables recognized for eligible expenses incurred in the twelve months ended December 31, 2025, amount to €2.5 million.

7. Income tax

The table below shows a reconciliation between the product of loss before tax multiplied by the Company's applicable tax rate and current income taxes recognized in profit or loss.

InflaRx Group	2025	2024	2023
	(in €)
Loss for the period (accounting profit before income tax)	(45,621,498)	(46,059,185)	(42,667,529)
Tax rate	28.6%	28.6%	28.6%
Tax benefits at tax rate	13,089,429	13,159,368	12,160,545
Temporary differences and tax losses for which no deferred tax asset was recognized	(13,797,393)	(14,577,752)	(12,127,977)
Non-recognition of tax effect on share-based payments	—	—	(32,182)
Non-deductible expenses for tax purposes	(54,846)	(56,721)	(46,907)
Tax free income	762,810	1,475,105	—
Taxes prior years	(12,282)	(5,217)	—
Other differences due to tax rate	—	—	46,521
Income tax	(12,282)	(5,217)	—

The tax rate applied above represents the weighted average of the statutory tax rates in Germany and the United States. In Germany, InflaRx N.V. and its subsidiary InflaRx GmbH are subject to corporate income tax (2025/2024/2023: 15%), a solidarity surcharge (2025/2024/2023: 0.8%) and trade taxes (2025: 13.171%; 2024: 13.202%;2023: 13.065%). This equals an average total tax rate of 29.03 % in 2025 (2024: 29.03%;2023: 28.99%). On July 11th 2025 the German Federal Council approved the reduction of the corporate tax rate from 15% to 10%, over a period of 5 years starting in 2028. This change will not affect the valuation of deferred tax assets and deferred tax liabilities, as these are calculated based on the tax rate applicable in the future. In 2023, the InflaRx GmbH established a managing director's permanent establishment (PE) in the UK. The taxable remuneration is subject to a tax rate of 25% less a deduction (small profits relief). The taxes prior year result from the established PE. InflaRx Pharmaceuticals, Inc., Ann Arbor, Michigan, United States is subject to an average total tax rate of 25.74% in 2025 (2024 25.74%; 2023: 25.74%), which is made up of U.S. federal tax (2025, 2024, 2023: 21%) and state tax of 4.74% in 2025 (2024 and 2023: 4.74%). As of December 31, 2025 there were no deferred tax liabilities in connection with investments in subsidiaries and no uncertain tax positions.

a) Tax losses carried forward

The Group has total tax loss carryforwards of €324.51 million (2024: €288.95 million) from three areas that cannot be utilized outside these areas:

As of December 31, 2025 the Group had €257.7 million (2024: €238.4 million) for corporate income purposes and €256.4 million (2024: €206.7 million) for trade tax purposes of unrecognized and unused tax losses carried forward attributable to the tax group formed by InflaRx N.V. since 2018; these tax losses do not expire and may not be used to offset taxable income elsewhere in the Group. Since January 1, 2018, InflaRx GmbH has distributed its losses to the parent Company InflaRx N.V. under a profit and loss transfer agreement. This tax group was formed in Germany and is subject to German tax legislation.

●	Tax losses of InflaRx GmbH until December 31, 2017 (€34.8 million) are frozen from 2018 onwards due to the creation of a tax group with InflaRx N.V. Those losses of InflaRx GmbH do not expire and may be used to offset future taxable income of InflaRx GmbH only.

●	In addition, the Group still has tax loss carryforwards of $25.63 million or €21.81 million (2024: $16.36 million or €15.75 million) from the operations of InflaRx Pharmaceuticals, Inc. which can also only be utilized there, generally do not expire, but are generally limited to offset tax obligation for 80% of taxable income.

As of December 31, 2025, 2024 and 2023, no net deferred tax assets were recognized for the carryforward of unused tax losses.

b) Current income tax receivable

Current income tax receivable includes tax claims because of income tax withheld on interest income earned by the Group on the financial assets (2025: €1,084,053, 2024: €1,281,649). The Company is reimbursed for the payments after filing a tax return.

8. Financial assets and financial liabilities

Set out below is an overview of financial assets and liabilities, other than cash and short-term deposits included in cash equivalents, held by the Group as at December 31, 2025 and December 31, 2024:

	December 31, 2025	December 31, 2024
	(in €)
Financial assets at amortized cost
Non-current financial assets	237,373	3,092,290
Thereof marketable securities	—	2,854,405
Current financial assets	30,435,088	34,462,352
Thereof marketable securities	30,211,169	33,969,390
Financial liabilities at amortized cost
Trade and other payables	5,608,204	11,549,150
Financial liabilities at fair value
Current liabilities to shareholders	5,802,128	—

In February 2025, the Company issued 6,750,000 pre-funded warrants to certain investors in the context of a public offering of securities. As of December 31, 2025, the fair value of the warrants amounted to €5.8 million (Level 1).

As of December 31, 2025, the fair value of current and non-current financial assets quoted debt securities) amounted to €33.5 million (as of December 31, 2024: €42.6 million) (Level 1). The Group’s debt instruments at amortized cost consist solely of quoted securities that are graded highly by credit rating agencies such as S&P Global and, therefore, are considered low credit risk investments.

As of December 31, 2025, current and non-current financial assets decreased by €6.9 million to €30.7 million compared to €37.6 million of December 31, 2024.

As of December 31, 2025, trade and other payables decreased by €5.9 million to €5.6 million compared to €11.5 million as of December 31, 2024. As of December 31, 2024 the Company temporarily had lower trade payables from CRO’s.

The maturities of all securities held as of December 31, 2025, are between one and nine months (2024: between one and thirteen months); they bear nominal fixed interest in the range of 0.250% to 5.200% (2024: 0.3% to 6.250%).

9. Cash and cash equivalents

	December 31, 2025	December 31, 2024
	(in €)
Short-term deposits
Deposits held in U.S. dollars	7,510,452	13,408,478
Deposits held in Euro	7,235,080	700,000
Total	14,745,532	14,108,478
Cash at banks
Cash held in U.S. dollars	843,915	2,805,655
Cash held in Euro	432,724	1,461,847
Total	1,276,639	4,267,501
Total cash and cash equivalents	16,022,171	18,375,979

All deposits held as of December 31 had contractual maturities of less than 90 days and are therefore classified as cash equivalents.

10. Equity

a) Issued capital

As of December 31, 2025, the issued capital of the Company is divided into 72,292,859 ordinary shares (2024: 59,351,710). The nominal value per share is €0.12. All shares issued are fully paid and have the same rights on the distribution of dividends and the repayment of capital.

On July 8, 2020, we filed a Form F-3 registration statement with the SEC with respect to the offer and sale of securities of the Company, or 2020-Shelf Registration Statement. We also filed a prospectus supplement with the SEC relating to an at-the-market program providing for the sales of our stock over time of up to $50.0 million of our ordinary shares pursuant to a Sales Agreement with SVB Leerink LLC. During the fiscal year 2023, we issued 3,235,723 ordinary shares under its at-the-market program resulting in €14.4 million or $15.7 million in net proceeds. As of December 31, 2023, and throughout the term of the at-the-market program, we have issued an aggregate total of 5,803,931 ordinary shares, resulting in a total of €26.2 million in net proceeds to us. The term of the at-the-market program expired on July 8, 2023.

Through an underwritten public offering in April 2023, we sold and issued an aggregate of 10,823,529 ordinary shares, at a price of $4.25 per share and have a nominal value of €0.12 per share, of which 1,411,764 were sold pursuant to the exercise of an overallotment option by the underwriters. Net proceeds of this offering amounted to €38.7 million, after accounting for underwriting discounts and other offering expenses.

During the fiscal year 2023, we issued and registered a total of 120,257 ordinary shares resulting from the exercise of stock option rights by former employees. All stock option rights had been granted under the 2017 Long-Term Incentive Plan. 14,930 stock options thereof were already exercised in December 2022 and 105,327 were exercised during fiscal year 2023. The ordinary shares have a nominal value of €0.12 per share. 98,754 ordinary shares were sold at a price of $1.85 per share, and 21,503 ordinary shares were sold at a price of $3.35 per share.

On June 30, 2023, we filed a Form F-3 (2023-Registration Statement) with the SEC with respect to the offer and sale of securities of the Company, which became effective on July 11, 2023. The aggregate initial offering price of the securities that the Company may offer and sell under this prospectus will not exceed $250 million. In 2024, we subsequently filed a prospectus supplement with the SEC relating to an at-the-market program providing for the sale of up to $75.0 million of our ordinary shares over time pursuant a sales agreement with Leerink Partners LLC, or the Sales Agreement.

We did not issue any ordinary shares under the 2023-Registration Statement in 2023. As of December 31, 2024, we had issued 468,438 ordinary shares under the Sales Agreement, resulting in €0.8 million in net proceeds.

In the fiscal year 2025, we issued an additional 4,691,149 ordinary shares under its Sales Agreement, resulting in $8.0 million in net proceeds. As of December 31, 2025, the remaining value authorized for sale under the Sales Agreement is $65.7 million.

In February 2025, we completed an underwritten public offering of an aggregate of 8,250,000 ordinary shares and pre-funded warrants to purchase 6,750,000 ordinary shares. The ordinary shares were sold at a price of $2.00 per share with a nominal value of €0.12 per share. The public offering price for each pre-funded warrant was equal to the price per share at which the ordinary shares were sold to the public, minus $0.001, which is the exercise price of each pre-funded warrant. The gross proceeds from the offering amounted to approximately $30 million before deducting underwriting discounts and offering expenses.

b) Authorized capital

According to the articles of association of the Company, up to 169,300,000 ordinary shares and up to 169,300,000 preferred shares with a nominal value of €0.12 per share are authorized to be issued. All shares are registered shares. No share certificates shall be issued.

In order to deter acquisition bids, the Company’s general meeting of shareholders approved the right of an independent foundation under Dutch law, or protective foundation, to exercise a call option pursuant to the call option agreement, upon which preferred shares will be issued by the Company to the protective foundation of up to 100% of the Company’s issued capital held by others than the protective foundation, minus one share. The protective foundation is expected to enter into a finance arrangement with a bank or, subject to applicable restrictions under Dutch law, the protective foundation may request the Company to provide, or cause the Company’s subsidiaries to provide, sufficient funding to the protective foundation to enable it to satisfy its payment obligation under the call option agreement.

These preferred shares will have both a liquidation and dividend preference over the Company’s ordinary shares and will accrue cash dividends at a pre-determined rate. The protective foundation would be expected to require the Company to cancel its preferred shares once the perceived threat to the Company and its stakeholders has been removed or sufficiently mitigated or neutralized. The Company believes that the call option does not represent a significant fair value based on a level 3 valuation since the preferred shares are restricted in use and can be cancelled by the Company.

For the year ended December 31, 2025, the Company expensed €60,000 of ongoing costs to reimburse expenses incurred by the protective foundation.

c) Nature and purpose of equity reserves

In addition to the issued capital, the Company discloses the following other reserves:

●	Share premium records the amounts paid in upon issuance of ordinary shares in excess of nominal value of €0.12 per share, net of related transaction costs.

●	The other capital reserves include the expense resulting from the issue of share options.

●	Accumulated deficit includes the losses of previous reporting periods.

Other components of equity exclusively include currency reserves from the conversion of financial statements in foreign currencies.

11. Trade payables and other accrued liabilities

	December 31, 2025	December 31, 2024
	(in €)
Accrued liabilities from R&D projects	3,424,362	6,609,925
Accrued liabilities from commercial activities	8,000	69,250
Accounts payable	972,383	3,413,064
Other accrued liabilities and payables	1,353,593	1,603,538
Total	5,758,338	11,695,777

Accrued liabilities from R&D projects include third party services from the Company’s ongoing R&D projects that have not yet been invoiced to the Company as of the reporting date.

Accrued liabilities from commercial activities include services provided by commercial manufacturing partners that have not yet been invoiced to the Company as of the reporting date.

12. Financial risk management

a) Financial risk management objectives and policies

The Group’s financial risks are predominantly controlled by central treasury activities under an investment policy approved by the Board of Directors on July 31, 2024 as revised on November 17, 2025. Those treasury activities identify, evaluate and manage financial risks consistent with the Group’s operating needs. The Board of Directors provides policies for overall risk management, covering specific areas, such as foreign exchange risk and credit risk. The Company does not intend to use derivative financial instruments because the Group’s future risk exposures cannot be reliably forecasted (volume of business activity, liquidity needs, foreign exchange exposure).

Hedging is not applied as most of the business activity is intended to be executed in U.S. dollars and paid with the U.S. dollars funds raised in public offerings. The foreign exchange exposure from costs incurred in currencies other than Euro is deemed immaterial.

The Group’s principal financial assets comprise quoted debt securities with high credit ratings. Besides these financial assets, the Group has significant cash and cash equivalents. The Group’s principal financial liabilities comprise trade and other payables. The main purpose of these financial assets, cash/cash equivalents and liabilities are to finance the Group’s development activities.

The Group is exposed to market risk, credit risk and liquidity risk. The Board of Directors reviews and adopts policies for managing each of these risks, which are summarized below. The Group’s senior management oversees the management of these risks.

	Exposure	Measurement	Risk Management
Market risk	Future development costs; Recognized financial assets and liabilities not denominated in Euro	Forecasted cash flows Sensitivity analysis	Achievement of a natural hedge in the future
Credit risk	Cash and cash equivalents, current and non-current financial assets	Credit rating	Diversification of bank deposits, Investment guidelines for debt investments
Liquidity	R&D and G&A cost, equity, trade and other payables	Rolling cash flow forecast	Availability of funds through financing rounds or public offerings

b) Market risk

Market risk is the risk that changes in market prices (e.g., due to foreign exchange rates) will affect the Group’s income, expenses or the value of its holdings of financial instruments. The objective of market risk management is to identify, manage and control market risk exposures within acceptable parameters.

Foreign exchange risk arises when commercial transactions or recognized assets or liabilities are denominated in a currency that is not an entity’s functional currency. The Group is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which costs and purchases are denominated and the respective functional currencies of Group companies. The functional currencies of Group companies are primarily the Euro and U.S. dollars. The currencies in which these transactions and financial assets are primarily denominated are Euro and U.S. dollars. The Group is exposed to the exchange rate between the Euro and the U.S. dollars. Due to the Company’s various registered offerings of ordinary shares in U.S. dollars, the Group has significant cash and cash equivalents in U.S. dollars. Currently the Group does not hedge U.S. dollars but intends to achieve a natural hedge by contracting suppliers in U.S. dollars in the future. In 2025 and 2024, the Group recognized significant foreign exchange gains and losses as the natural hedge is not yet achieved and the functional currency for InflaRx N.V. and InflaRx GmbH is Euro.

The Group is primarily exposed to changes in U.S. dollar to Euro exchange rates. The sensitivity of profit or loss to changes in the exchange rates arises mainly from U.S. dollar denominated financial instruments at InflaRx N.V. and InflaRx GmbH.

In 2025, if the Euro had weakened/strengthened by 10% against the U.S. dollar with all other variables held constant, the Group’s loss would have been €4.0 million higher/€3.3 million lower, mainly as a result of foreign exchange on translation of U.S. dollar-denominated assets of InflaRx N.V. and InflaRx GmbH.

Cash, cash equivalents and financial assets denominated in U.S. dollars, InflaRx N.V. and InflaRx GmbH	December 31, 2025	December 31, 2024
	(in €)
Current and non current financial assets (securities and accrued interest)	28,434,961	37,316,756
Cash and cash equivalents	8,354,358	14,983,597
Total assets exposed to the risk	36,789,319	52,300,353
Conversion rate Euro to U.S. dollars at reporting date 1/1.1750

Sensitivity analysis:	Conversion rate	Profit/(loss)	Carrying amount
	(in €)
Euro strengths against U.S. dollars	1.2925	(3,344,484)	33,444,835
Euro weakens against U.S. dollars	1.0575	4,087,702	40,877,021

Based on the exchange rate fluctuations from the last three years, the Company expects that exchange rate fluctuations of the Euro to the U.S. dollar between 1.0575 and 1.2925 could be reasonably possible. Compared to the exchange rate on the statement of financial position date (Euro to U.S. dollar at reporting date is 1/1.1750), these rates could have a material impact on the Company’s total loss of the period.

c) Credit risk

Credit risk is the risk that a counterparty will not meet its obligations leading to a financial loss for the Company. The Company is exposed to credit risk mainly from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Credit risk from balances with banks and financial institutions is managed by the Company in accordance with the Company’s investment policy. Investment of financial resources which are currently not used to fund R&D or G&A activities, are made only with counterparties within the credit limits approved by the investment policy. For investments in Euro or U.S. dollar debt securities, a BBB+ to AAA credit rating (Standard & Poors and Fitch ratings; or equivalent ratings by Moody’s and DBRS) is required. Complex financial products as well as other investments denominated in currencies other than Euros or U.S. dollars are not permitted by the investment policy. Counterparty credit limits and the investment policy are discussed with the Company’s Audit Committee on an annual basis and may be updated throughout the year subject to approval of the Company’s Audit Committee. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through a counterparty’s potential failure to make payments.

The maximum exposure to counterparty credit risk is €46.7 million at December 31, 2025 (December 31, 2024: €61.0 million). This amount equals the carrying amount at year end of cash and cash equivalents (2025:€16.0 million; 2024: €18.4 million) and financial assets (2025:€30.7 million; 2024: €42.6 million).

d) Liquidity risk

The Company monitors its risk of a shortage of funds in every quarterly forecast as well as on an ongoing basis. The Company disclosed the maturities of its principal liabilities under Note E ‘Commitments’. Prudent liquidity risk management involves maintaining sufficient cash and marketable securities and the availability of funding to meet obligations when due. The Group continually monitors its risk of a shortage of funds using short and mid-term liquidity planning. This takes into account of the expected cash flows from all activities. The management team performs regular reviews of the budget.

The Company has a history of significant operating losses. Management expects that the Company incurs significant and increasing losses for the foreseeable future; as the Company may not achieve or maintain profitability in the near future, it is dependent on capital contributions or other funding.

The Group raised significant funding from various registered offerings, most recently from an underwritten public offering in February 2025, that it estimates will enable the Group to fund operating expenses and capital expenditure requirements for at least 12 months from December 31, 2025. The Group expects to require additional funding to continue to advance the development of product candidates. In the event regulatory approval is received and the Company implements a strategy to commercialize the products itself, the Group would require additional capital.

At the end of the reporting period, the Group held the following deposits that are expected to readily generate cash inflows to meet the outstanding financial commitments.

Liquidity	December 31, 2025	December 31, 2024
	(in €)
Short-term deposits	14,745,532	14,108,478
Cash at banks	1,276,639	4,267,501
Marketable Securities (current and non-current)	30,214,669	36,829,741
Other (non-current portion)	237,373	237,886
Other (current)	223,932	5,574,734
Total funds available	46,698,145	61,018,339

13. Capital management

The Group’s policy for capital management is to ensure that it maintains its liquidity in order to finance its operating activities, future business development and meet its liabilities when due. The Group manages its capital structure primarily through equity. The Group does not have any financial liabilities, other than trade and other payables or leasing liabilities.

No changes were made in the objectives, policies or processes for managing capital during the year.